Investment in Financial Assets (Details) ₪ / shares in Units, ₪ in Thousands, $ in Thousands			6 Months Ended		12 Months Ended
	Sep. 05, 2024 USD ($)	Jun. 09, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 ₪ / shares	Jan. 16, 2024 USD ($)	Aug. 18, 2023 $ / shares	Jun. 25, 2023 USD ($)	Jun. 25, 2023 ILS (₪) ₪ / shares
Investment in Financial Assets [Line Items]
Cash			$ 4,540						$ 689
Par value, per share (in New Shekels per share) | (per share)						₪ 0.213				₪ 0.05
Comprehensive loss			246
Financing amount			323	$ 1,024	$ 2,219
Additional loan		$ 1,000
Loan amount			2,400
Repayment amount		4,250
Accrued interest			$ 2,448
Finder fee percentage			47.49%
Outstanding, percentage			52.51%
AutoMax Motors Ltd [Member]
Investment in Financial Assets [Line Items]
Par value, per share (in New Shekels per share) | ₪ / shares										₪ 0.5
Bridge Loans [Member]
Investment in Financial Assets [Line Items]
Loan received							$ 1,400
Interest rate percentage			7.00%
Loan amount		$ 2,400
AutoMax Acquisition [Member]
Investment in Financial Assets [Line Items]
Interest rate percentage			9.00%
AutoMax [Member]
Investment in Financial Assets [Line Items]
Financing amount			$ 4,250
Israel [Member]
Investment in Financial Assets [Line Items]
Cash | ₪										₪ 2,500
Scenario Forecasts [Member]
Investment in Financial Assets [Line Items]
Additional loan	$ 1,850
Scenario Forecasts [Member] | Bridge Loans [Member]
Investment in Financial Assets [Line Items]
Loan amount	$ 4,250